Equity	12 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Equity	Equity
a.    Contributed equity
(i)    Share capital

	As of June 30,
	2024	2023	2022	2024	2023	2022
	Shares No.			(U.S. dollars, in thousands)
Contributed equity
(i) Share capital
Ordinary shares	1,141,784,114	814,204,825	650,454,551	1,310,813	1,249,123	1,165,309
Less: Treasury Shares	(542,903)	(542,903)	(542,903)	—	—	—
Total Contributed Equity	1,141,241,211	813,661,922	649,911,648	1,310,813	1,249,123	1,165,309
(ii)    Movements in ordinary share capital

	As of June 30,			As of June 30,
	2024	2023	2022	2024	2023		2022
	Shares No.			(U.S. dollars, in thousands)
Opening balance	814,204,825	650,454,551	648,696,070	1,249,123	1,165,309		1,163,153
Issues of ordinary shares during the period
Exercise of share options(1)	—	—	—	7	—		209
Transfer to employee share trust(1)	1,072,363	—	—	—	—		—
Share based compensation for services rendered	—	—	1,758,481	—	—		1,698
Entitlement offer to existing eligible shareholders and institutional placement(2)	326,506,926	—	—	64,399	—	—	—
Placement of shares under a share placement agreement(3)	—	163,750,274	—	—	89,141		—
Transaction costs arising on share issue	—	—	—	(3,920)	(5,327)		21
	327,579,289	163,750,274	1,758,481	60,486	83,814		1,928
Unissued ordinary shares during the period
Placement of shares under a share placement agreement(2)	—	—	—	1,000	—		—
	—	—	—	1,000	—		—
Total contributions of equity during the period	327,579,289	163,750,274	1,758,481	61,486	83,814		1,928
Share options reserve transferred to equity on exercise of options	—	—	—	204	—		228
Ending balance	1,141,784,114	814,204,825	650,454,551	1,310,813	1,249,123		1,165,309

(1)	Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. Unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee.

(2)
In December 2023 and March 2024, respectively, 201,137,412 and 125,369,514 shares were issued in a 1 for 4 pro-rata accelerated non-renounceable entitlement offer of new fully paid ordinary shares in Mesoblast Limited to existing shareholders in Australia and certain other countries together with an institutional placement of new fully paid ordinary shares in Mesoblast Limited, at A$0.30 per share. As part of the placement in March 2024, Dr. Eric Rose, the Company's Chief Medical Offer and a director of Mesoblast, subscribed for 5,039,814 shares in Mesoblast Limited at A$0.30 per share, subject to shareholder approval, and therefore the shares remain in unissued capital until the shares are issued.

(3)
In August 2022, 86,666,667 shares were issued in an equity purchase of Mesoblast Limited at A$0.75 per share to existing and new institutional investors, representing a 5.00% discount to the thirty trading-day volume weighted average price. In April 2023, 77,083,607 shares were issued in an equity purchase of Mesoblast Limited at A$0.85 per share primarily to existing major shareholders, representing a 15.00% discount to the five trading-day volume weighted average price.

(iii)    Movements of shares in share trust

	As of June 30			As of June 30
	2024	2023	2022	2024	2023	2022
	Shares No.			(U.S. dollars, in thousands)
Opening balance	542,903	542,903	771,983	—	—	—
Movement of shares in share trust
Transfer to employee share trust(1)	1,072,363	—	—	—	—	—
Exercise of share options(1)	(1,072,363)	—	(229,080)	—	—	—
Ending balance	542,903	542,903	542,903	—	—	—

(1)	Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. Unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee.
(iv)    Ordinary shares
Ordinary shares participate in dividends and the proceeds on winding up of the Group in equal proportion to the number of shares held. At shareholders meetings each ordinary share is entitled to one vote when a poll is called, otherwise each shareholder has one vote on a show of hands. Ordinary shares have no par value and the Company does not have a limited amount of authorized capital.
(v)    Employee share options
Information relating to the Group’s employee share option plan, including details of shares issued under the scheme, is set out in Note 17.
b.    Reserves
(i)    Reserves

	As at June 30,
(in U.S. dollars, in thousands)	2024	2023
Share-based payments reserve	106,842	101,367
Investment revaluation reserve	(1,286)	(543)
Foreign currency translation reserve	(40,222)	(40,273)
Warrants reserve	12,969	12,969
	78,303	73,520
(ii)    Reconciliation of reserves

(in U.S. dollars, in thousands)	As at June 30,
Share-based payments reserve	2024	2023
Opening balance	101,367	97,924
Tax credited / (debited) to equity	(191)	(212)
Transfer to ordinary shares on exercise of options	(204)	—
Share-based payment expense for the year	5,870	3,655
Closing Balance	106,842	101,367

Investment revaluation reserve
Opening balance	(543)	(542)
Changes in the fair value of financial assets through other comprehensive income	(743)	(1)
Closing Balance	(1,286)	(543)

Foreign currency translation reserve
Opening balance	(40,273)	(39,700)
Currency gain/(loss) on translation of foreign operations net assets	51	(573)
Closing Balance	(40,222)	(40,273)

Warrant reserve
Opening balance	12,969	12,969
Movements during the period	—	—
Closing Balance	12,969	12,969
(iii)    Nature and purpose of reserves
Share-based payment reserve
The share-based payments reserve is used to recognize:
•the fair value(1) of options issued but not exercised; and
•the fair value(1) of deferred shares granted but not yet vested.
(1)The fair value recognized is determined at the acceptance date, which is the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement or when they are approved by shareholders when this is required.
Foreign currency translation reserve
Exchange differences arising on translation of a foreign controlled entity are recognized in other comprehensive income and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.
Warrants reserve
In March 2021, the Group completed a A$138.0 million (US$110.0 million) private placement of 60,109,290 new fully-paid ordinary shares at a price of A$2.30. As part of this placement, the Group also issued one warrant for every four ordinary shares issued in the placement, which resulted in a further 15,027,327 warrants issued. Each warrant has an exercise price of A$2.88 per share and a 7 year term. The Group has a right to compel exercise of the warrants at any time, subject to the price of the Group’s ordinary shares trading at least A$4.32 for 45 consecutive days on the ASX. The warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant. As a result of completing the pro-rata accelerated non-renounceable rights issue in December 2023, the exercise price for the warrants was adjusted from A$2.88 per share to A$2.86 per share with effect from January 5, 2024.
The terms of the warrants include certain anti-dilution clauses, which adjust the exercise price or conversion ratio in the event of a rights issue or bonus issue. Management analyzed these clauses and determined the fixed-for-fixed requirement was still satisfied because the relative rights of shareholders and warrant holders were maintained. Therefore the warrants were classified as equity. The warrants were initially measured in equity at fair value, which was determined using a Monte Carlo simulation (refer to Note 7(b)(iv)), with the residual consideration being attributed to the ordinary shares issued in the same transaction. The warrants are not remeasured for subsequent changes in fair value.
(iv)    Fair value of warrants
The warrants granted are not traded in an active market and therefore the fair value has been estimated by using the Monte Carlo pricing model based on the following assumptions. Key terms of the warrants are included above. The following assumptions were based on observable market conditions that existed at the issue date.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	At Issue date - March 18, 2021	Rationale
Share Price	A$2.41	Closing share price on valuation date from external market source
Exercise Price(1)	A$2.88	As per subscription agreement
Expected Term	7 years	As per subscription agreement
Dividend Yield	0%	Based on Company’s nil dividend history
Expected Volatility	66.88%	Based on historical volatility data for the Company
A$-US$ FX Spot Rate	0.7827	Closing FX rate on valuation date from the Reserve Bank of Australia historical foreign exchange rate tables
Risk Free Interest Rate	1.24%	Based on the mid-point of the Australian Government issued 5 year and 10 year bonds
Fair value per warrant	$0.863 (A$1.103)	Determined using Monte Carlo pricing models with the inputs above
Fair value	$12,968,583	Fair value of 15,027,327 warrants as at issue date

(1)
As a result of completing the pro-rata accelerated non-renounceable rights issue in December 2023, the exercise price for the warrants was adjusted from A$2.88 per share to A$2.86 per share with effect from January 5, 2024.